Debt - Short Term Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short term borrowings	$ 259	$ 623
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Short term borrowings	9	8
Commercial Paper [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 250	$ 615